Note 7 - Income Taxes - Income Tax Rate Reconciliation (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax at the U.S. statutory rate	$ (566,000)	$ (779,000)
Change in value of warrant liability	(15,000)	(202,000)
Valuation allowance	581,000	981,000
Other	$ 0	$ 0